Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Consolidated Statements of Cash Flows
Realized gain on sale of property	$ 2,582,339
Income tax reimbursements	1,324,442
Spun-off Businesses
Consolidated Statements of Cash Flows
Realized gain on sale of property	$ 2,582,339